Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Total	Total attributable to shareholders of the Bank	Capital	Reserves and other retained earnings	Merger of companies under common control	Fair value reserve	Cash flow hedge	Income tax effects	Other Equity instruments	Retained earnings of prior years	Retained earnings of prior years Distribution of income from previous period	Retained earnings of prior years After Adjustment	Income for the year	Income for the year Distribution of income from previous period	Provision for mandatory dividends	Non-controlling interest
Beginning balance at Dec. 31, 2022	$ 4,963,947	$ 4,854,383	$ 891,303	$ 2,862,765	$ (2,224)	$ (110,130)	$ (118,838)	$ 61,821	$ 590,247	$ 124,846	$ 792,276	$ 917,122	$ 792,276	$ (792,276)	$ (237,683)	$ 109,564
Issued perpetual bonds and interest	18,474	18,474							18,474
Dividends distributions / withdrawals made	(485,191)	(485,191)								(485,191)
Transfer of retained earnings to reserves	0	0		300,069						(300,069)
Provision for mandatory dividends	88,762	88,762													88,762
Others	(49)															(49)
Subtotal	(378,004)	(377,955)		300,069					18,474	(785,260)					88,762	(49)
Other comprehensive income	162,715	161,905				18,534	203,254	(59,883)								810
Result of continuous operations	593,837	579,427											579,427			14,410
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	756,552	741,332				18,534	203,254	(59,883)					579,427			15,220
Ending Balance at Dec. 31, 2023	5,342,495	5,217,760	891,303	3,162,834	(2,224)	(91,596)	84,416	1,938	608,721	131,862	579,427	711,289	579,427	(579,427)	(148,921)	124,735
Issued perpetual bonds and interest	84,661	84,661							84,661
Dividends distributions / withdrawals made	(347,483)	(347,483)								(347,483)
Transfer of retained earnings to reserves	0	0		117,266						(117,266)
Provision for mandatory dividends	(451,409)	(451,409)													(451,409)
Others	(27,229)															(27,229)
Subtotal	(741,460)	(714,231)		117,266					84,661	(464,749)					(451,409)	(27,229)
Other comprehensive income	(101,930)	(101,932)				22,584	(162,217)	37,701								2
Result of continuous operations	859,850	852,964											852,964			6,886
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	757,920	751,032				22,584	(162,217)	37,701					852,964			6,888
Ending Balance at Dec. 31, 2024	5,358,955	5,254,561	891,303	3,280,100	(2,224)	(69,012)	(77,801)	39,639	693,382	246,540	$ 852,964	$ 1,099,504	852,964	$ (852,964)	(600,330)	104,394
Issued perpetual bonds and interest	(63,914)	(63,914)							(63,914)
Dividends distributions / withdrawals made	(600,336)	(600,336)								(600,336)
Transfer of retained earnings to reserves	0	0		227,295						(227,295)
Provision for mandatory dividends	(31,595)	(31,595)													(31,595)
Others	(1,267)															(1,267)
Subtotal	(697,112)	(695,845)		227,295					(63,914)	(827,631)			0		(31,595)	(1,267)
Other comprehensive income	36,405	35,993				(11,308)	60,613	(13,312)								412
Result of continuous operations	1,038,053	1,021,650											1,021,650			16,403
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,074,458	1,057,643				(11,308)	60,613	(13,312)	0	0			1,021,650		0	16,815
Ending Balance at Dec. 31, 2025	$ 5,736,301	$ 5,616,359	$ 891,303	$ 3,507,395	$ (2,224)	$ (80,320)	$ (17,188)	$ 26,327	$ 629,468	$ 271,873			$ 1,021,650		$ (631,925)	$ 119,942